PRESENTATION OF FINANCIAL INFORMATION (Tables)	3 Months Ended
Mar. 31, 2016
ORGANIZATION
Schedule of jointly owned facilities

Our share in each jointly owned facility is as follows as of March 31, 2016 (thousands):

		Electric		Construction
	Tri-State	Plant in	Accumulated	Work In
	Share	Service	Depreciation	Progress
Yampa Project - Craig Station Units 1 and 2	24.00%	$344,987	$229,132	$25,562
MBPP - Laramie River Station	24.13%	394,484	289,719	10,989
San Juan Project – San Juan Unit 3	8.20%	82,692	64,024	—
Total		$822,163	$582,875	$36,551